Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

January 29, 2021

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Horizon Funds (the “Trust”)

File Nos.: 333-205411 and 811-23063

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 32 under the 1940 Act)(the “Amendment”) for the purpose of amending disclosure related to the Horizon Defensive Multi-Factor Fund (the “Defensive Fund”).

Because we believe this filing does not include any material changes other to change the name of the Defensive Fund to the Horizon U.S. Defensive Equity Fund, to change the Defensive Fund’s objective to capital appreciation, to eliminate the Risk Assist strategy as a principal investment strategy of the Defensive Fund and to make corresponding revisions to the risk factors for the Defensive Fund, we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing would be effective 60 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff regarding the Amendment and to update any missing information and/or to file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact Andrew Sachs of Kilpatrick Townsend & Stockton LLP at (336) 607-7385

Very truly yours,

/s/ Matthew S. Chambers

Matthew S. Chambers

Secretary